LONG-TERM OPERATING COMMITMENTS - Sale of Energy (Details) R$ in Thousands	Dec. 31, 2018 BRL (R$)
2020
Sale of energy
Total	R$ 7,564,120
2020 | CGTEE
Sale of energy
Total	475,171
2020 | CHESF
Sale of energy
Total	679,637
2020 | Eletronorte
Sale of energy
Total	206,836
2020 | Eletronuclear
Sale of energy
Total	3,409,341
2020 | ELETROSUL
Sale of energy
Total	770,773
2020 | FURNAS
Sale of energy
Total	2,022,362
2021
Sale of energy
Total	7,641,387
2021 | Amazonas GT
Sale of energy
Total	397,092
2021 | CGTEE
Sale of energy
Total	475,603
2021 | CHESF
Sale of energy
Total	692,325
2021 | Eletronorte
Sale of energy
Total	206,196
2021 | Eletronuclear
Sale of energy
Total	3,409,341
2021 | ELETROSUL
Sale of energy
Total	416,768
2021 | FURNAS
Sale of energy
Total	2,044,062
2022
Sale of energy
Total	7,662,090
2022 | Amazonas GT
Sale of energy
Total	408,122
2022 | CGTEE
Sale of energy
Total	475,603
2022 | CHESF
Sale of energy
Total	692,325
2022 | Eletronorte
Sale of energy
Total	206,196
2022 | Eletronuclear
Sale of energy
Total	3,409,341
2022 | ELETROSUL
Sale of energy
Total	416,768
2022 | FURNAS
Sale of energy
Total	2,053,735
2023
Sale of energy
Total	7,354,533
2023 | Amazonas GT
Sale of energy
Total	430,183
2023 | CGTEE
Sale of energy
Total	475,603
2023 | CHESF
Sale of energy
Total	362,015
2023 | Eletronorte
Sale of energy
Total	206,196
2023 | Eletronuclear
Sale of energy
Total	3,409,341
2023 | ELETROSUL
Sale of energy
Total	416,768
2023 | FURNAS
Sale of energy
Total	2,054,427
2024
Sale of energy
Total	7,379,561
2024 | Amazonas GT
Sale of energy
Total	453,483
2024 | CGTEE
Sale of energy
Total	475,603
2024 | CHESF
Sale of energy
Total	362,015
2024 | Eletronorte
Sale of energy
Total	206,196
2024 | Eletronuclear
Sale of energy
Total	3,409,341
2024 | ELETROSUL
Sale of energy
Total	416,768
2024 | FURNAS
Sale of energy
Total	2,056,155
After 2024
Sale of energy
Total	49,602,899
After 2024 | Amazonas GT
Sale of energy
Total	1,074,324
After 2024 | CHESF
Sale of energy
Total	7,740,798
After 2024 | Eletronorte
Sale of energy
Total	3,302,582
After 2024 | ELETROSUL
Sale of energy
Total	6,328,962
After 2024 | FURNAS
Sale of energy
Total	R$ 31,156,233